Net investment in finance and sales-type leases	6 Months Ended
Jun. 30, 2020
Flight Equipment, Net [Abstract]
Net investment in finance and sales-type leases	Net investment in finance and sales-type leases
Components of net investment in finance and sales-type leases as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020	December 31, 2019
Future minimum lease payments to be received	$667,765	$715,085
Estimated residual values of leased flight equipment	588,791	577,353
Less: Unearned income	(257,270)	(280,889)
Allowance for credit losses	(56,273)	—
	$943,013	$1,011,549
During the three months ended June 30, 2020 and 2019, we recognized interest income from net investment in finance and sales-type leases of $13.6 million and $15.8 million, respectively, included in basic lease rents. During the six months ended June 30, 2020 and 2019, we recognized interest income from net investment in finance and sales-type leases of $27.3 million and $31.3 million, respectively, included in basic lease rents.